Capital and Reserves (Details 1)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Capital and reserves [Line Items]
Weighted average exercise price - options forfeited or expired	$ 0	$ 0
Weighted average exercise price - Balance Ending	$ 2.06
Number of shares issued or issuable on exercise - Options exercised (in shares)	126,339	316,669
Number of shares issued or issuable on exercise - Balance End (in shares)	6,546,666
Incentive Stock Options [Member]
Capital and reserves [Line Items]
Weighted average exercise price - Balance Opening	$ 2.48	$ 3.2
Weighted average exercise price - stock options granted	2.31	1.11
Weighted average exercise price - options exercised	1.28	0.72
Weighted average exercise price - options forfeited or expired	4.78	3.01
Weighted average exercise price - Balance Ending	$ 2.06	$ 2.48
Number of shares issued or issuable on exercise - Balance Opening (in shares)	6,175,995	4,444,497
Number of shares issued or issuable on exercise - Stock options granted (in shares)	1,645,500	2,537,500
Number of shares issued or issuable on exercise - Options exercised (in shares)	(126,332)	(316,669)
Number of shares issued or issuable on exercise - Options forfeited or expired (in shares)	(1,148,497)	(489,333)
Number of shares issued or issuable on exercise - Balance End (in shares)	6,546,666	6,175,995
Opening Balance	$ 6,996,000	$ 6,906,000
Balance - Stock options granted	0	0
Balance - Share based compensation expense	2,204,000	1,018,000
Balance - Options exercised	(78,000)	(111,000)
Balance - Options forfeited or expired	(2,864,000)	(817,000)
Ending Balance	$ 6,258,000	$ 6,996,000